Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

NOTE 10. INCOME TAXES

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

The sources of income (loss) before income taxes were as follows:

	For the Year Ended December 31,
	2011	2010
United States	$1,001,605	$52,243
Foreign

Income (loss) before income taxes	$1,001,605	$52,243

Income tax expense (benefit) attributable to income (loss) before income taxes differed from the amounts computed by applying the United States Federal income tax rate of 34% to income (loss) before income taxes as a result of the following:

	As of December 31,
	2011	2010
Computed expected tax (expense) benefit	$340,546	$(17,763)
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	44,431	(2,612)
Noncontrolling interest	(38,418)	—
Basis adjustment	885,036	—
State rate change	252,474	—
Change in valuation allowance	(1,484,068)	20,375

Income tax expense (benefit)	$—	$—

Deferred Tax Assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2011 and 2010 are as follows:

	As of December 31,
	2011	2010
Impairment of asset	$—	$5,751,000
Net operating loss and carryforwards	9,558,000	5,586,000
Allowance for doubtful accounts	—	348,000
Equity-based compensation expense	207,000	111,000
Deferred rent	127,000	—
Accrued compensation	41,000	—

Total deferred tax assets	9,933,000	11,796,000
Origination fee income	—	(85,000)
Partnership income	(16,000)	(213,000)
Fixed assets	(23,000)	(77,000)
Other	(25,000)	(68,000)

Total deferred tax liabilities	(64,000)	(443,000)

Net deferred tax asset (liability before valuation allowance	9,869,000	11,353,000

Valuation allowance	(9,869,000)	(11,353,000)

Total net deferred tax assets	$—	$—

As of December 31, 2011 and 2010, the Company has a valuation allowance of approximately $ 9.9 million and $ 11.3 million, respectively, since it cannot conclude that it is more likely than not that the deferred tax assets will be fully realized on future income tax returns. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers past history, the scheduled reversal of deferred tax liabilities, available taxes in carryback periods, projected future taxable income projections and tax planning strategies in making this assessment. The Company will continue to evaluate whether the valuation allowance is needed in future reporting periods. During the year ended December 31, 2011 the valuation allowance decreased by $1.5 million.

As of December 31, 2011 and 2010, the Company has net operating loss carryforwards in the United States for Federal income tax purposes of approximately $25.1 million and 11.4 million, respectively. The net operating losses may be subject to limitation under provisions of the Internal Revenue Code. The net operating losses will expire in varying amounts from 2025 to 2031.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

In connection with the Acquisition which was accounted for as a reverse acquisition for accounting purposes, as discussed in Note 3, for income tax purposes CapTerra acquired NexCore Group LP. Therefore, the Company acquired net deferred tax assets of approximately $11.1 million and recorded a corresponding valuation allowance of approximately $11.1 million.

The Company did not have any unrecognized tax benefits as of the years ended December 31, 2011 or 2010.

The Company classifies penalty and interest expense related to income tax liabilities as an income tax expense. There are no significant interest and penalties recognized in the Consolidated Statement of Operations or accrued on the Consolidated Balance Sheet.

The primary jurisdictions in which the Company files tax returns are the United States and Colorado. With limited exception, the Company is no longer subject to United States Federal examinations for years before 2008 and Colorado state examinations for years before 2007.